SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
At December 31, 2015, KeyW had stock-based compensation awards outstanding under the following plans: The 2008 Stock Incentive Plan ("2008 Plan"), The 2009 Stock Incentive Plan ("2009 Plan") and The 2013 Stock Incentive Plan ("2013 Plan").

On August 15, 2012, the shareholders approved the 2013 KeyW Holding Corporation Stock Incentive Plan. The 2013 plan, which took effect on January 1, 2013, replaced the 2009 plan and provides for the issuance of additional restricted stock, stock options, and restricted stock units. Pursuant to an amendment approved by the Company’s shareholders on August 12, 2015, the number of shares available for issuance under the 2013 Plan was increased by 700,000 shares to a maximum of 2,700,000 shares.
Stock Options
The Company generally issues stock option awards that vest over varying periods, ranging from three to five years, and have a ten-year life. We estimate the fair value of stock options using the Black-Scholes option-pricing model. We use historical data to determine volatility of our stock. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards. All option awards terminate within ninety days or sooner after termination of service with the Company except as provided in certain circumstances with regard to our senior executive employment agreements.
No stock options were granted during 2015. The option grants during 2014 and 2013 consist of options issued to new hires, employees acquired through acquisitions, board members and discretionary awards. All equity issuances have an exercise price at market value or higher based upon our publicly-traded share price on the date of grant.
The Black-Scholes model requires certain inputs related to dividend yield, risk-free interest rate, expected volatility and forfeitures in order to price the option values. During 2014 and 2013 our assumptions related to these inputs were as follows:

	2014	2013
Dividend yield	—%	—%
Risk-free interest rate	1.47% - 1.66%	0.65% - 1.75%
Expected volatility	36.35% - 48.65%	29.54% - 51.37%
Forfeitures	11.00% - 37.00%	11.00% - 39.00%

A summary of stock option activity is as follows:

	Number of Shares	Option Exercise Price	Weighted- Average Exercise Price
Options Outstanding 01/01/2013	3,186,414
Options Exercisable 01/01/2013	1,543,284
Granted	512,700	$11.18 - $16.08	$12.18
Exercised	(224,973)	$5.00 - $14.57	$8.10
Forfeited	(392,467)	$5.00 - $16.08	$11.94
Options Outstanding 12/31/2013	3,081,674
Options Exercisable 12/31/2013	1,911,565
Granted	645,670	$13.16 - $17.71	$17.10
Exercised	(501,400)	$5.00 - $14.88	$8.19
Forfeited	(277,070)	$5.00 - $17.11	$13.52
Options Outstanding 12/31/2014	2,948,874
Options Exercisable 12/31/2014	1,934,215
Granted	—	—	—
Exercised	(139,270)	$5.00 - $10.00	$5.65
Forfeited	(476,715)	$5.50 - $17.11	$13.00
Options Outstanding 12/31/2015	2,332,889
Options Exercisable 12/31/2015	1,965,633

As of December 31, 2015, outstanding stock options were as follows:

Exercise Price	Options Outstanding	Intrinsic Value	Options Vested	Intrinsic Value	Weighted-Average Remaining Life (Years)
$5.00 - $5.50	341,950	$215,639	341,950	$215,369	3.59
$6.90 - $7.66	258,448	—	258,448	—	6.08
$7.96 - $8.14	69,250	—	69,250	—	5.87
$9.17 - $10.98	188,388	—	188,388	—	5.24
$11.18 - $11.99	245,750	—	205,113	—	6.34
$12.28 - $12.97	384,473	—	314,755	—	6.77
$13.00 - $13.48	155,686	—	135,121	—	7.15
$14.03 - $14.88	225,674	—	219,779	—	5.24
$16.08 - $17.71	463,270	—	232,829	—	8.09
	2,332,889	$215,639	1,965,633	$215,369

EQUITY UNDER THE 2013 STOCK INCENTIVE PLAN
Total equity available to issue	2,700,000
Total equity outstanding or exercised	1,708,010
Total equity remaining	991,990

Restricted Stock Awards
During 2015, the Company issued a total of 491,015 shares of restricted stock under the 2013 Plan. The Company issued 344,415 shares of restricted common stock to existing employees under the long-term incentive plan, 48,000 shares of restricted common stock to board members, 60,750 shares of restricted common stock to new employees and 37,850 shares of restricted common stock to existing employees as discretionary awards. The expense for these shares will be recognized over the vesting life of each individual tranche of shares based upon the fair value of a share of stock at the date of grant. All of the above shares cliff vest in three years. All restricted stock awards have no exercise price.

During 2014, the Company issued restricted stock for employee incentive plans and new hires. The Company issued 153,580 shares of restricted common stock to existing employees under the long-term incentive plan and an additional 21,000 shares of restricted common stock to board members. The Company also issued 77,205 shares of restricted common stock to new hires. An additional 27,338 shares were issued to existing employees as discretionary awards. The expense for these shares will be recognized over the vesting life of each individual tranche of shares based upon the fair value of a share of stock at the date of grant. All of the above shares cliff vest in three years. All restricted stock awards have no exercise price.

A summary of the outstanding unvested restricted stock awards is as follows:

Unvested Shares
Outstanding 01/01/2013	452,583
Granted	258,250
Vested	(52,033)
Forfeited	(55,300)
Outstanding 12/31/2013	603,500
Granted	279,123
Vested	(171,481)
Forfeited	(24,137)
Outstanding 12/31/2014	687,005
Granted	591,015
Vested	(270,487)
Forfeited	(47,800)
Outstanding 12/31/2015	959,733

2015 CEO Grant
In October 2015, pursuant to the commencement of William J. Weber’s employment as our CEO, and in accordance with the terms of the Employment Agreement, we issued Mr. Weber (i) 100,000 restricted shares of the Company’s common stock as a sign-on inducement, and (ii) the right to acquire 400,000 shares of our common stock as a long-term incentive inducement. Mr. Weber's sign-on inducement and long-term incentive rights were granted outside the 2013 Plan, in accordance with Section 4(2) of the Securities Act of 1933.

Mr. Weber’s sign-on shares will vest as follows: (i) 50,000 shares on October 1, 2016; (ii) 25,000 shares on October 1, 2018, and (iii) 25,000 shares on October 1, 2019.

The long-term incentive shares will be subject to a two-year holding period following the grant date. The granting and vesting of the above-described inducement shares will be contingent upon Mr. Weber’s continued employment with KeyW, subject to acceleration upon certain events. Mr. Weber's long-term incentive grant consists of four vesting tranches, which will vest at any time prior to the fifth anniversary of October 1, 2015 (“the Commencement Date”) the closing market price of the Company’s common stock over any 30 consecutive trading days is at or greater than the target price, set forth in the table below.

Target Price Per Share	Long-Term Incentive Shares
$13.00	50,000
$16.00	50,000
$20.00	100,000
$25.00	100,000
$30.00	100,000

We measured the fair value of the CEO's long-term incentive grant using a Monte Carlo simulation approach with the following assumptions: risk-free interest rate of 1.67%, weighted-average derived service period of 4.7 years, expected volatility of 59.8% and dividend yield of 0%. The weighted-average grant-date fair value of this grant is $2.96 per share. The expense for this grant will be recognized over the derived service period of each individual tranche.
All stock based compensation has been recorded as part of operating expenses. Accounting standards require forfeitures to be estimated at the time an award is granted and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeiture estimates are disclosed in the information with respect to the option grants. For the periods ended December 31, 2015, 2014, and 2013 share-based compensation expense is based on awards ultimately expected to vest and has been reduced for estimated forfeitures. The Company recorded total stock compensation expense of $5.5 million, $6.4 million and $5.7 million for the years ended December 31, 2015, 2014, and 2013, respectively. The total unrecognized stock compensation expense at December 31, 2015 is approximately $6.5 million, which will be recognized over the next five years.
As a result of the June 2015 death of Len Moodispaw, our former Chairman and CEO, and in accordance with his equity grant agreements, all of his unvested equity grants immediately vested. As such the corresponding unrecognized stock compensation expense of $0.9 million, was recorded during the second quarter of 2015.
Employee Stock Purchase Plan
Effective January 1, 2011, the Company offered an Employee Stock Purchase Plan (“ESPP”) to employees. Under the terms of the ESPP, employees may purchase up to 1,000 shares of common stock per quarter at a 15% discount to the market price on the last trading day of the quarter. The Company has elected to use open market purchases for all shares issued under the ESPP. In 2015, 2014 and 2013 the Company recognized expense of $0.3 million, $0.4 million and $0.2 million, respectively, under the plan.